LEASES	6 Months Ended
Jun. 30, 2019
LEASES [Abstract]
LEASES
NOTE 4:-	LEASES

The Company and Compugen USA, Inc. lease their respective facilities and motor vehicles under various operating lease agreements that expire on various dates.

The Company subleases small part of its leased premises. Sublease income in the six months ended June 30, 2019, amounted to $ 10.

The Company’s operating lease agreements have remaining lease terms ranging from 1 month to 7 years, including agreements with options to extend the leases for up to 5 years.

The following table represents the weighted-average remaining lease term and discount rate:

Six months ended
June 30, 2019

Weighted average remaining lease term	5.3 years
Weighted average discount rate	9.4%

Lease terms will include options to extend or terminate the lease when it is reasonably certain that the Company will exercise or not exercise the option to renew or terminate the lease. Maturities of operating lease liabilities were as follows:

June 30, 2019

2019 (excluding the six months ended June 30, 2019)	$788
2020	1,528
2021	936
2022	642
2023	638
2024 and after	1,410
Total operating lease payments	$5,942
Less: imputed interest	1,209
Present value of lease liabilities	$4,733

Operating lease expenses for the Company and Compugen USA, Inc. were approximately $ 764 and $ 757 for the six-month periods ended June 30, 2019 and 2018, respectively.

The above annual minimum future rental commitments include a first option to extend the lease of the Company facility for additional five-year period and exclude a second option to extend the lease of the Company facility for additional five-year period following expiration of the current lease period.